Other Current Liabilities	12 Months Ended
Dec. 31, 2024
Other Current Liabilities [Abstract]
Other current liabilities

Note 10 - Other current liabilities

Composition:

	As of December 31,
	2024	2023

Employees and salary-related institutions (*)	1,868	1,574
Accrued expenses	1,123	468
Others	-	-
	2,991	2,042

(*)	Includes balance of NIS 125 in respect of management fees to related party as of December 31, 2024 (see Note 18A below).